Supplemental Oil and Gas Reserve Information (Unaudited)(Standardized Measure of Discounted Future Net Cash Flows) (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Future production revenue	$ 30,085,550	$ 74,087,130
Future production costs	(15,278,990)	(46,015,320)
Future development costs	(4,703,230)	(5,901,660)
Future cash flows before income tax	10,103,330	22,170,150
Future income taxes	0	0
Future net cash flows	10,103,330	22,170,150
10% annual discount for estimating of future cash flows	(6,666,300)	(13,400,180)
Standardized measure of discounted net cash flows	$ 3,437,030	$ 8,769,970